Loss Per Share (EPS) (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2024 item shares	Jun. 30, 2023 item shares	Jun. 30, 2024 item shares	Jun. 30, 2023 item shares
Loss Per Share (EPS)
Share split ratio			500
As at June 30, after conversion and share split
Outstanding common shares	34,373,015	28,661,985	34,373,015	28,661,985
Weighted average number of common shares outstanding	30,744,220	28,608,413	29,706,019	27,250,102
Number of shares resulting of the exercise of outstanding warrants | item	1,946,981	2,439,500	1,946,981	2,439,500